UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                --------------------


Check here if Amendment [  ]; Amendment Number:
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060


Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           November 13, 2009
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     2
                                                   ----------
Form 13F Information Table Value Total:                $2,855
                                                  -----------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                Form 13F Information Table
                                Satellite Asset Management, L.P.
                                For Quarter Ended September 30, 2009



                                                             Market   Share/                                 Vtng    Vtng    Vtng
                                                              Value    Prn       SH/  Put/ Invstmnt  Other  Authr  bAuthr   Authr
Name of Issuer                  Title of Class   Cusip      x 1000     Amt       PRN  Call Dscrtion  Mngr    Sole    Shrd    None
-------------------             --------------   ---------  -------  ----------  ---- ---  -------  -----  -------  -----  ------
LEVEL 3 COMMUNICATIONS INC      NOTE  3.500% 6/1 52729NBK5    2,719  3,400,000   SH          SOLE        3,400,000
STREAM GLOBAL SVCS INC          W EXP 10/17/201  86323M118      136    543,667   SH          SOLE          543,667

REPORT SUMMARY: 2 Securities                       Total     $2,855